Fair value	6 Months Ended
Jun. 30, 2026
Disclosure Of Financial Assets And Liabilities Fair Value [Abstract]
Fair values

17. Fair values

Fair values of cash balances, trade receivables, trade payables, and other current liabilities approximate their carrying amounts largely due to the short-term maturities of these instruments.

The fair value of the cash equivalents, Group’s financial instruments measured at fair value on recurring basis, is categorized within level 1 of the fair value hierarchy, as the valuation is based on quoted net asset values (NAV) in active markets at the reporting date.